SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 9) (Land use rights, Maximum)	12 Months Ended
Dec. 31, 2013
Land use rights | Maximum
LAND USE RIGHTS, NET
Maximum useful life of land use rights	50 years